Note 49 (Tables)	12 Months Ended
Dec. 31, 2023
Impairment or reversal of impairment on non financial assets [Abstract]
Impairment Or Reversal Of Impairment On Non Financial Assets [Table Text Block]
The impairment losses on non-financial assets broken down by the nature of those assets in the consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	Notes	2023	2022	2021
Tangible assets (1)	17	16	(53)	161
Intangible assets		26	25	19
Others		12	55	41
Total		54	27	221
(1) In 2021, it includes the impairment due to the closing of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 17 and 24).